Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents
Summary of cash and cash equivalents
	December 31,
	2010	2011
	$000	$000
Cash	429	4,555
Investments with original maturity of less than three months at the time of purchase	29,066	19,894
Total cash and cash equivalents	29,495	24,449